1. BASIS OF PRESENTATION ORGANIZATION	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
1. BASIS OF PRESENTATION/ORGANIZATION

NOTE 1 – BASIS OF PRESENTATION

These consolidated financial statements of Vanguard Energy Corporation (Vanguard or the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). In the opinion of management, these financial statements include all adjustments, consisting only of normal recurring adjustments, necessary to a fair statement of the results for the interim periods. Certain information, accounting policies and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to Securities and Exchange Commission (SEC) rules and regulations. These financial statements should be read in conjunction with the audited financial statements as of September 30, 2011.

On December 2, 2011 the Company sold 4,800,000 units in an initial public offering at a price of $1.00 per unit.  Each unit consisted of one share of the Company's common stock and one Class A warrant.  Each Class A warrant entitles its holder to purchase one share of the Company's common stock at an exercise price of $1.50.  The Class A warrants are exercisable at any time on or before November 29, 2016.  The underwriters for the offering were paid a commission of $432,000 (9% of the gross offering proceeds) and a non-accountable expense allowance of $144,000 (3% of the gross offering proceeds). The underwriters also received warrants to purchase up to 480,000 units.  Proceeds from the IPO were approximately $3,498,900 net of the underwriters’ discount and offering expenses.

During the three and nine-month periods ended June 30, 2012, the Company issued 31,112 and 60,699 shares, respectively, of restricted stock for investor relations consulting services.

Following the above issuances of common stock, the Company has 12,741,512 shares issued and outstanding as of June 30, 2012.

Organization—Vanguard Energy Corporation (the "Company") was organized under the laws of the State of Colorado on June 21, 2010. The Company conducts business in Texas through VE Corporation, a Colorado corporation and wholly owned subsidiary. The Company commenced operations on July 19, 2010 and is engaged in the acquisition, development and operation of onshore oil and gas properties in Texas.

Development Stage Entity—The Company operated as a development stage enterprise until December 31, 2010 and, as such, its financial statements are no longer prepared in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 915, Development Stage Entities. For the period July 19, 2010 (inception) through December 31, 2010, the Company accumulated development stage losses of $290,543.